COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 8,402
2021	2,877
2022	1,215
Gross space segments services	$ 12,494